Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Non-current	$ 813,480	$ 695,085
Current	23,493	28,706
Total Corporate Debt	$ 836,973	$ 723,791